Tax Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Tax Assets And Liabilities [Abstract]
Summary of Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2025	2026
Deductible temporary differences	771	481
Long term capital loss	—	62,986
Tax losses carry forwards	10,905	11,111
Total	11,676	74,578

Summary of Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	2025	2026	2025	2026	2025	2026
Particulars	Assets		Liabilities		Net
Property, plant and equipment	1,406	1,547	(2,701)	(1,921)	(1,295)	(374)
Intangible assets, excluding goodwill	—	—	(4,406)	(2,132)	(4,406)	(2,132)
Trade and other receivables	974	904	—	—	974	904
Other current assets	2,965	2,688	—	—	2,965	2,688
Convertible notes	—	—	(2,367)	(46,297)	(2,367)	(46,297)
Employee benefits	3,428	3,999	—	—	3,428	3,999
Other current liabilities	1,666	1,853	—	—	1,666	1,853
Lease liabilities	3,465	2,565	—	—	3,465	2,565
Trade and other payables	859	792	—	—	859	792
Contract liabilities and related payables	513	615	—	—	513	615
Share based payments	24,534	25,377	—	—	24,534	25,377
Tax losses carry forwards	73,626	33,408	—	—	73,626	33,408
Others	—	—	(57)	(37)	(57)	(37)
Deferred tax assets/ (liabilities) before set off	113,436	73,748	(9,531)	(50,387)	103,905	23,361
Set off	(7,005)	(3,245)	7,005	3,245	—	—
Net deferred tax assets/(liabilities)	106,431	70,503	(2,526)	(47,142)	103,905	23,361

Summary of Movement in Deferred Tax Assets/(Liabilities)

Movement in recognised deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2024	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2025
Property, plant and equipment	(1,813)	479	—	39	(1,295)
Intangible assets, excluding goodwill	(7,239)	2,681	—	152	(4,406)
Trade and other receivables	870	127	—	(23)	974
Other current assets	3,037	4	—	(76)	2,965
Convertible notes	(4,314)	1,947	—	—	(2,367)
Employee benefits	2,704	603	197	(76)	3,428
Other current liabilities	1,949	(237)	—	(46)	1,666
Lease liabilities	3,767	(211)	—	(91)	3,465
Trade and other payables	1,825	(930)	—	(36)	859
Contract liabilities and related payables	240	282	—	(9)	513
Share based payments	23,627	1,510	—	(603)	24,534
Tax losses carry forwards	99,953	(24,099)	—	(2,228)	73,626
Others	(43)	(16)	—	2	(57)
Total	124,563	(17,860)	197	(2,995)	103,905

Movement in recognised deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2025	Acquired in business combination	Recognised directly in equity	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2026
Property, plant and equipment	(1,295)	71	—	783	—	67	(374)
Intangible assets, excluding goodwill	(4,406)	(1,059)	—	3,087	—	246	(2,132)
Trade and other receivables	974	—	—	18	—	(88)	904
Other current assets	2,965	—	—	(12)	—	(265)	2,688
Convertible notes	(2,367)	—	(54,049)	10,119	—	—	(46,297)
Employee benefits	3,428	—	—	785	148	(362)	3,999
Other current liabilities	1,666	177	—	175	—	(165)	1,853
Lease liabilities	3,465	—	—	(626)	—	(274)	2,565
Trade and other payables	859	—	—	11	—	(78)	792
Contract liabilities and related payables	513	—	—	158	—	(56)	615
Share based payments	24,534	—	—	3,229	—	(2,386)	25,377
Tax losses carry forwards	73,626	—	—	(35,721)	—	(4,497)	33,408
Others	(57)	—	—	16	—	4	(37)
Total	103,905	(811)	(54,049)	(17,978)	148	(7,854)	23,361